UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04471

The Value Line Aggressive Income Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 10/31/10 is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	October 31, 2010

Principal Amount		Value

CORPORATE BONDS & NOTES (72.5%)

	BASIC MATERIALS (1.0%)
$346,000	United States Steel Corp., Senior Notes, 5.65%, 6/1/13	$362,868

	COMMUNICATIONS (11.4%)
400,000	American Tower Corp., Senior Notes, 7.00%, 10/15/17	469,000
250,000	Cablevision Systems Corp., 7.75%, 4/15/18	272,813
350,000	Cricket Communications, Inc., 9.38%, 11/1/14	366,625
300,000	Crown Castle International Corp., Senior Notes, 9.00%, 1/15/15	335,250
350,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 6.38%, 6/15/15	362,250
500,000	EchoStar DBS Corp., Senior Notes, 6.63%, 10/1/14	529,375
400,000	Hughes Network Systems LLC, Senior Notes, 9.50%, 4/15/14	417,000
129,000	MetroPCS Wireless, Inc., Senior Notes, 9.25%, 11/1/14	135,128
400,000	Qwest Corp., Senior Notes, 8.88%, 3/15/12	439,000
350,000	Sprint Capital Corp., 8.38%, 3/15/12	374,062
350,000	Windstream Corp., Senior Notes, 8.13%, 8/1/13	385,437
		4,085,940

	CONSUMER, CYCLICAL (15.9%)
350,000	AmeriGas Partners L.P., Senior Notes, 7.25%, 5/20/15	361,375
300,000	ArvinMeritor, Inc., Senior Notes, 8.13%, 9/15/15	312,750
500,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	483,750
600,000	Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Senior Notes, 6.75%, 5/1/14	607,500
500,000	Ford Motor Co., Global Landmark Securities, Senior Notes, 7.45%, 7/16/31	567,500
350,000	Goodyear Tire & Rubber Co. (The), Senior Notes, 10.50%, 5/15/16	400,750
400,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.25%, 3/1/16	420,000
350,000	Lear Corp., 7.88%, 3/15/18	380,625
115,000	Lennar Corp., Senior Notes, 6.50%, 4/15/16	109,825
300,000	MGM Resorts International, Senior Notes, 7.50%, 6/1/16	267,000
1,000,000	Motors Liquidation Co., Senior Notes, 8.38%, 7/15/33 (1)	360,000
444,000	Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13	451,770
300,000	Pep Boys-Manny, Moe & Jack, Senior Subordinated Notes, 7.50%, 12/15/14	301,500
300,000	Royal Caribbean Cruises Ltd., Senior Notes, 6.88%, 12/1/13	322,500

Principal Amount		Value

$297,360	United Air Lines, Inc., 12.75%, 7/15/12	$336,760
		5,683,605

	CONSUMER, NON-CYCLICAL (12.3%)
350,000	Alere, Inc., Senior Notes, 9.00%, 5/15/16	373,625
250,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Senior Notes, 7.75%, 5/15/16	253,125
400,000	Bausch & Lomb, Inc., Senior Notes, 9.88%, 11/1/15	435,000
300,000	Chiquita Brands International, Inc., Senior Notes, 7.50%, 11/1/14	304,500
450,000	Community Health Systems, Inc., Senior Notes, 8.88%, 7/15/15	481,500
400,000	Constellation Brands, Inc., Senior Notes, 7.25%, 5/15/17	438,500
300,000	Dean Foods Co., Senior Notes, 7.00%, 6/1/16	300,000
300,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	334,434
300,000	NBTY, Inc., Senior Subordinated Notes, 7.13%, 10/1/15	307,500
350,000	Psychiatric Solutions, Inc., Senior Subordinated Notes, 7.75%, 7/15/15	364,000
400,000	SUPERVALU, Inc., Senior Notes, 7.50%, 11/15/14	403,000
350,000	Tyson Foods, Inc., Senior Notes, 7.35%, 4/1/16	389,375
		4,384,559

	DIVERSIFIED (1.4%)
500,000	Leucadia National Corp., Senior Notes, 7.13%, 3/15/17	514,375

	ENERGY (15.1%)
166,000	Arch Western Finance LLC, Guaranteed Senior Notes, 6.75%, 7/1/13	167,660
400,000	Bill Barrett Corp., Senior Notes, 9.88%, 7/15/16	440,000
400,000	Cie Generale de Geophysique-Veritas, 7.75%, 5/15/17	419,000
350,000	Cimarex Energy Co., Senior Notes, 7.13%, 5/1/17	371,000
400,000	Complete Production Services, Inc., Senior Notes, 8.00%, 12/15/16	421,000
350,000	Forest Oil Corp., 8.50%, 2/15/14	387,625
300,000	Frontier Oil Corp., 8.50%, 9/15/16	315,750
500,000	KCS Energy, Inc., Senior Notes, 7.13%, 4/1/12	501,250
300,000	McMoRan Exploration Co., Senior Notes, 11.88%, 11/15/14	334,500
400,000	Newfield Exploration Co., Senior Notes, 6.63%, 9/1/14	409,000
400,000	Peabody Energy Corp., Senior Notes, 7.38%, 11/1/16	453,000
300,000	PetroHawk Energy Corp., Senior Notes, 7.88%, 6/1/15	318,000
500,000	Plains Exploration & Production Co., Senior Notes, 7.75%, 6/15/15	527,500

1

Value Line Aggressive Income Trust

October 31, 2010

Principal Amount		Value
$325,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Senior Notes, 8.38%, 12/15/13	$338,813
		5,404,098

	FINANCIAL (3.8%)
400,000	CIT Group, Inc., 7.00%, 5/1/16	398,500
300,000	Ford Motor Credit Co. LLC, Senior Notes, 8.00%, 12/15/16	351,157
500,000	Principal Financial Group, Inc., Senior Notes, 7.88%, 5/15/14	590,999
		1,340,656

	INDUSTRIAL (7.0%)
350,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 6.75%, 4/1/16	363,125
400,000	Baldor Electric Co., Senior Notes, 8.63%, 2/15/17	427,000
400,000	General Cable Corp., Senior Notes, 7.13%, 4/1/17	410,000
500,000	Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	508,750
400,000	L-3 Communications Corp., Senior Subordinated Notes, 5.88%, 1/15/15	408,000
400,000	Terex Corp., Senior Subordinated Notes, 8.00%, 11/15/17	399,000
		2,515,875

	TECHNOLOGY (1.9%)
81,000	Broadridge Financial Solutions, Inc., Senior Notes, 6.13%, 6/1/17	85,771
350,000	First Data Corp., Senior Notes, 9.88%, 9/24/15	295,750
300,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	306,375
		687,896

	UTILITIES (2.7%)
400,000	NRG Energy, Inc., Senior Notes, 7.38%, 2/1/16	416,500
350,000	RRI Energy, Inc., Senior Notes, 7.63%, 6/15/14	352,625
300,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	186,000
		955,125
	TOTAL CORPORATE BONDS & NOTES (Cost $23,678,841) (72.5%)	25,934,997

CONVERTIBLE CORPORATE BONDS & NOTES (11.8%)

	BASIC MATERIALS (1.2%)
400,000	Ferro Corp., Senior Notes, 6.50%, 8/15/13	415,500

	COMMUNICATIONS (1.3%)
250,000	Leap Wireless International, Inc. 4.50%, 7/15/14	225,313
250,000	NII Holdings, Inc. 3.13%, 6/15/12	243,750
		469,063

Principal Amount		Value

	CONSUMER, CYCLICAL (0.9%)
$100,000	AMR Corp. 6.25%, 10/15/14	$113,875
200,000	Saks, Inc., Senior Notes Convertible, 2.00%, 3/15/24	208,750
		322,625

	CONSUMER, NON-CYCLICAL (2.9%)
250,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	245,938
250,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.50%, 5/15/14	248,437
300,000	Omnicare, Inc., 3.25%, 12/15/35	267,375
250,000	Smithfield Foods, Inc., Senior Notes, 4.00%, 6/30/13	267,812
		1,029,562

	ENERGY (2.2%)
300,000	Global Industries Ltd., Senior Debentures, 2.75%, 8/1/27	219,000
350,000	Helix Energy Solutions Group, Inc., Senior Notes, 3.25%, 12/15/25	333,375
250,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26	245,938
		798,313

	INDUSTRIAL (1.5%)
250,000	SunPower Corp., Senior Debentures Convertible, 1.25%, 2/15/27	233,750
350,000	Suntech Power Holdings Co., Ltd., Senior Notes, 3.00%, 3/15/13	313,250
		547,000

	TECHNOLOGY (1.8%)
400,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	383,000
300,000	SanDisk Corp., Senior Notes, 1.00%, 5/15/13	281,625
		664,625
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $3,775,762) (11.8%)	4,246,688

Shares		Value

COMMON STOCKS (1.5%)

	ENERGY (0.4%)
2,500	Energy Transfer Partners L.P.	127,500
	FINANCIALS (0.7%)
3,000	Equity Residential	145,890
5,000	Hospitality Properties Trust	114,050
		259,940

2

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Shares		Value

	UTILITIES (0.4%)
4,000	FirstEnergy Corp.	$145,280

	TOTAL COMMON STOCKS (Cost $413,214) (1.5%)	532,720

PREFERRED STOCKS (0.9%)
	FINANCIALS (0.9%)
100	Bank of America Corp. Series L, 7.25%	94,700
3,000	Ford Motor Company Capital Trust II 6.50%	149,100
3,000	Health Care REIT, Inc. Series F, 7.625%	76,800
		320,600

	TOTAL PREFERRED STOCKS (Cost $312,045) (0.9%)	320,600

	TOTAL INVESTMENT SECURITIES (86.7%) (Cost $28,179,862)	31,035,005

Principal Amount		Value

REPURCHASE AGREEMENT (10.6%)
$3,800,000	With Morgan Stanley, 0.17%, dated 10/29/10, due 11/01/10, delivery value $3,800,054 (collateralized by $3,560,000 U.S. Treasury Notes 3.500%, due 05/15/20, with a value of $3,899,675)	$3,800,000

	TOTAL REPURCHASE AGREEMENTS (Cost $3,800,000) (10.6%)	3,800,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.7%)		948,277

NET ASSETS (2) (100%)		$35,783,282

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($35,783,282 ÷ 7,276,283 shares outstanding)		$4.92

(1)	Security currently in default.
(2)
For federal income tax purposes, the aggregate cost was $31,979,862, aggregate gross unrealized appreciation was $2,975,557, aggregate gross unrealized depreciation was $120,414 and the net unrealized appreciation was $2,855,143.

 3

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds & Notes	$0	25,934,997	0	$25,934,997
Convertible Corporate Bonds & Notes	0	4,246,688	0	4,246,688
Short Term Investments	0	3,800,000	0	3,800,000
Common Stocks	532,720	0	0	532,720
Preferred Stocks	320,600	0	0	320,600

Total Investments in Securities	$853,320	$33,981,685	$0	$34,835,005

As of October 31, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended October 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer

Date:	December 22, 2010